Summary of Principal Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	$ 210,841,368	$ 392,005,353	$ 543,817,633	$ 548,061,884
Accounts receivable, net of allowance for doubtful accounts	304,600,710	244,080,865
Other current assets	15,962,657	21,817,629
Amounts due from related parties	319,380	1,500,941
Total current assets	672,606,186	749,502,169
TOTAL ASSETS	1,011,961,518	1,143,698,243
Accounts payable	7,411,735	5,686,183
Accrued payroll and welfare expenses	69,027,516	50,580,838
Income tax payable	56,141,853	45,762,488
Other tax payable	24,864,312	19,251,800
Amounts due to related parties	4,281,830	1,775,286
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	27,178,988	25,517,200
Total current liabilities	222,283,924	176,097,081
Deferred tax liabilities, non-current	36,925,632	40,108,863
Liability for exclusive rights, non-current	5,918,812	21,408,384
Total liabilities	266,847,569	239,330,241
Financial statement amounts included in the consolidated financial statements
Total revenues	462,439,368	401,624,981	356,525,127
Net loss	(71,049,371)	(465,020,512)	48,675,814
Consolidated VIE's assets that are collateral for the VIEs' obligations	0
Group's VIEs
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	54,276,035	28,969,993
Accounts receivable, net of allowance for doubtful accounts	88,871,824	64,878,396
Other current assets	22,144,577	18,106,001
Amounts due from related parties	46,067
Total current assets	165,338,503	111,954,390
Total non-current assets	62,413,697	77,442,308
TOTAL ASSETS	227,752,200	189,396,698
Accounts payable	1,826,257	1,843,770
Accrued payroll and welfare expenses	18,834,610	14,530,417
Income tax payable	16,625,365	7,834,965
Other tax payable	8,807,339	5,569,465
Amounts due to related parties	3,161,687	654,465
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	8,975,274	10,372,839
Total current liabilities	75,203,762	54,636,742
Deferred tax liabilities, non-current	67,651	1,430,257
Liability for exclusive rights, non-current	5,918,812	21,408,384
Total liabilities	81,190,225	77,475,383
Financial statement amounts included in the consolidated financial statements
Total revenues	172,402,066	120,545,936	75,866,765
Net loss	$ (3,212,138)	$ (4,713,667)	$ (392,050)